Other liabilities - Movement in lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities.
At January 1	$ 13,520	$ 19,389
Disposals		(4,282)
Lease liabilities interest expense	864	1,252
Payments of lease liabilities during the year	2,456	2,943	$ 1,433
Exchange differences	(32)	104
At December 31	$ 11,896	$ 13,520	$ 19,389